ADVISORS PREFERRED TRUST

QES Credit Long/Short Strategy Fund

 Class A Shares QXCAX

Incorporated herein by reference is the definitive version of the prospectus for the Class A Shares of the QES Credit Long/Short Strategy Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on January 5, 2015 (SEC Accession No. 0001580642-15-000031).